Trade and Other Receivables	6 Months Ended
Jun. 30, 2019
Trade and other receivables [abstract]
Trade and Other Receivables
6	Trade and other receivables

	June 30, 2019	December 31, 2018
	$	$
Trade accounts receivable (net of allowance for doubtful accounts of $55 (December 31, 2018 - $55)	217	142
Value added tax	247	49
Other	30	103
	494	294